Other Financial Data (Other Operating Cash Flow) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Other Financial Data [Abstract]
Pension expense	$ 173	$ 145	$ 132
Stock compensation expense	100	121	217
(Gain) Loss on sale of businesses, net of tax	5	(25)	(167)
Deferred income taxes and other	(97)	19	15
Total	$ 181	$ 260	$ 197